Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies (Textual)
Description of foreign currency translation and transaction	Translation adjustments were included in accumulated other comprehensive income (loss). The balance sheet amounts, with the exception of shareholders’ equity at December 31, 2019 and 2018 were translated at 6.9762 RMB and 6.8776 RMB to $1.00, respectively. The shareholder’s equity accounts were stated at their historical rate. The average translation rates applied to the consolidated statements of operations for the years ended December 31, 2019, 2018 and 2017 were 6.9122 RMB, 6.6163 RMB and 6.7563 RMB to $1.00, respectively. Cash flows were also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.
Net loss	$ (9,470,250)	$ (3,425,981)	$ (942,368)
Restricted Cash	600,000	600,000
Negative cash flows from operating activities	(1,347,482)	(5,050,076)	(1,908,739)
Incentive expenses	1,119,943	2,191,498	1,497,279
Servicing expenses		134,374	205,604
Impairment of long-lived assets
Advertising costs	$ 758,942	431,734	460,351
Percentage of income tax benefit	50.00%
Non-controlling interest, description	Non-controlling interest mainly consists of an aggregate of 6.8% (amended from 10.8% on December 4, 2017 as a result of a former Shareholder of Shanghai Dianniu transferred its 4.0625% equity interest to a Shanghai Dianniu Participating Shareholder) of the equity interests of Shanghai Dianniu held by two entities.
Employee benefits expenses	$ 285,771	325,086	260,451
Sales taxes, description	Value-added tax ("VAT") at a rate of 6% starting in April 2017 (3% prior to March 2017) of the gross proceed or at a rate approved by the Chinese local government Transaction fee and management fee that are earned and received in the PRC are also subject to various miscellaneous sales taxes at a rate of 6% of the VAT. VAT and miscellaneous sales taxes are presented as reduction of revenue.
Cash, cash equivalents and restricted cash	$ 630,650	$ 2,934,425	$ 5,456,778	$ 7,378,920
Private placement agreement, description	The Company was able to entered into additional private placement agreement with certain private investors and issued 6,500,000 shares of common stock at $0.40 per share in October 2019 and received the subscription from shareholders of $2,600,000 on May 8,2020. Subsequently, in May 2020, the Company entered into certain private placement agreement with certain private investors and is offering 21,500,000 shares of common stock at $0.80 per share. On July 6, 2020, the Company closed a private offering and received gross proceeds of approximately $17.2 million.
Property and equipment	$ 683,627